UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Fund

Annual Report
10.31.09

Management’s discussion of
Fund performance

By Lee Munder Capital Group, LLC

The Special Meeting of Shareholders scheduled for December 2, 2009 to consider the reorganization of John Hancock Small Cap Fund into John Hancock Small Cap Equity Fund was adjourned to January 13, 2010. If approved by Small Cap Fund’s shareholders, the reorganization is expected to occur as of the close of business on or about January 22, 2010. The Small Cap Fund will remain open to purchases and redemptions from existing shareholders until the new closing date.

Small-cap stocks posted moderate gains during the 12 months ended October 31, 2009, but those figures belied extreme volatility in both directions. From the beginning of November through the market bottom in early March, the Russell 2000 Index — one of the Fund’s benchmarks — lost more than 36%, as the U.S. economy sank into a severe recession and investors fled from risky asset classes. However, stocks found their footing in March following the passage of a massive economic stimulus package by Congress. Rock-bottom interest rates and other liquidity-enhancing measures by the Federal Reserve Board helped as well, pushing the Russell benchmark to a gain of more than 65% from early March through the end of October. Overall, the Russell 2000 Index posted a return of 6.46%, while the Fund’s other benchmark, the S&P SmallCap 600 Index, returned 5.55%. Meanwhile, the average small-cap growth fund monitored by Morningstar, Inc. returned 13.17%.

During the past year, John Hancock Small Cap Fund’s Class A shares returned 12.64% at net asset value. Stock selection in health care boosted the Fund’s performance. An underweighting and favorable stock selection in financials further benefited results, as did stock picking and an overweighting in telecommunication services. Inverness Medical Innovations Inc., a maker of medical diagnostic products, was an important contributor. Thawing credit markets and easing fears about companies with debt on the books helped the company’s stock to rebound nicely. Other contributors included Allscripts Healthcare Solutions, Inc., which supplies clinical software and related services for physicians, and Air Methods Corp., a provider of air medical emergency transport services. Conversely, stock selection in consumer staples detracted from relative performance. At the stock level, performance suffered due to Symmetry Medical, Inc., a provider of implants and cases to orthopedic device manufacturers whose stock dropped sharply near the end of the period when the company lowered its revenue and earnings guidance. Diversified financial holding SVB Financial Group detracted as well.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Annual report | Small Cap Fund	1

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	inception[3]	1-year	5-year	10-year	inception[3]

A1	7.01	–3.41	5.21	—	7.01	–15.94	66.25	—

B	7.01	—	—	–5.33	7.01	—	—	–23.55

C	10.70	—	—	–5.01	10.70	—	—	–22.28

I2	13.21	—	—	–3.87	13.21	—	—	–17.57

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charges (CDSC) on Class B shares and Class C shares. The return for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2010. The net expenses are as follows: Class A — 1.65%, Class B — 2.35%, Class C — 2.35% and Class I — 1.10%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A —1.72%, Class B — 2.42%, Class C — 2.42% and Class I — 1.13%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective December 3, 2004, shareholders of the former Independence Small Cap Portfolio became owners of that number of full and fractional Class A shares of John Hancock Small Cap Fund. Additionally, the accounting and performance history of the former Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2 For certain types of investors, as described in the Fund’s Class I shares prospectus.

3 From December 6, 2004.

2	Small Cap Fund | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Small Cap Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	12-6-04	$7,782	$7,645	$9,398	$9,807

C2,3	12-6-04	7,772	7,772	9,398	9,807

I2,4	12-6-04	8,243	8,243	9,398	9,807

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index — Index 1 — is an unmanaged index composed of 2,000 U.S. small-capitalization companies.

Standard & Poor’s SmallCap 600 Index — Index 2 — is an unmanaged index of 600 U.S. small-sized companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Index 2 figure as of closest month end to inception date.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I shares prospectus.

Annual report | Small Cap Fund	3

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,146.00	$8.93

Class B	1,000.00	1,143.50	12.70

Class C	1,000.00	1,140.30	12.68

Class I	1,000.00	1,148.10	5.96

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

4	Small Cap Fund | Annual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,016.90	$8.39

Class B	1,000.00	1,013.40	11.93

Class C	1,000.00	1,013.40	11.93

Class I	1,000.00	1,019.70	5.60

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.65%, 2.35%, 2.35%, and 1.10% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual report | Small Cap Fund	5

Portfolio summary

Top 10 Holdings[1]

iShares Russell 2000 Index Fund	3.9%	Cybersource Corp.	2.4%

Air Methods Corp.	2.8%	IPC The Hospitalist Co.	2.4%

Tower Group, Inc.	2.7%	Techwell, Inc.	2.3%

Neutral Tandem, Inc.	2.7%	Inverness Medical Innovations, Inc.	2.3%

Allscripts Healthcare Solution, Inc.	2.6%	United Natural Foods, Inc.	2.3%

Sector Composition[2,3]

Information Technology	20%	Materials	4%

Financials	19%	Telecommunication Services	3%

Consumer Discretionary	19%	Energy	3%

Health Care	17%	Consumer Staples	2%

Industrials	13%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. Investments in smaller companies may involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks.

6	Small Cap Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value

Common Stocks 93.77%		$43,429,771

(Cost $35,521,648)

Consumer Discretionary 19.23%		8,908,266

Distributors 2.01%

LKQ Corp. (I)	53,859	930,141

Hotels, Restaurants & Leisure 1.97%

Bally Technologies, Inc. (I)	23,201	913,887

Specialty Retail 8.40%

Citi Trends, Inc. (I)	38,695	1,018,839

Genesco, Inc. (I)	18,376	479,062

Monro Muffler Brake, Inc.	26,273	814,200

Tractor Supply Co. (I)	21,457	959,128

Ulta Salon, Cosmetics & Fragrance, Inc. (I)	40,813	617,909

Textiles, Apparel & Luxury Goods 6.85%

Fossil, Inc. (I)	34,005	908,954

G-III Apparel Group, Ltd. (I)	58,791	941,244

Iconix Brand Group, Inc. (I)	68,263	795,947

True Religion Apparel, Inc. (I)	20,526	528,955

Consumer Staples 2.26%		1,047,266

Food & Staples Retailing 2.26%

United Natural Foods, Inc. (I)	43,437	1,047,266

Energy 2.66%		1,232,190

Oil, Gas & Consumable Fuels 2.66%

Encore Aquisition Co. (I)	15,882	588,746

Goodrich Petroleum Corp. (I)(L)	25,066	643,444

Financials 14.40%		6,668,420

Capital Markets 4.61%

KBW, Inc. (I)	20,346	569,688

Riskmetrics Group, Inc. (I)	60,472	888,334

SWS Group, Inc. (L)	50,785	679,503

Commercial Banks 5.21%

Independent Bank Corp.	46,254	983,823

Pinnacle Financial Partners, Inc. (I)	34,832	442,366

Signature Bank (I)	31,214	985,114

Insurance 4.58%

Amtrust Financial Services, Inc.	75,070	846,790

Tower Group, Inc.	51,782	1,272,802

See notes to financial statements

Annual report | Small Cap Fund	7

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Health care 16.73%		$7,747,458

Health Care Equipment & Supplies 5.01%

Inverness Medical Innovations, Inc. (I)(L)	27,847	1,058,464

Symmetry Medical, Inc. (I)	72,756	579,865

Zoll Medical Corp. (I)	35,092	681,487

Health Care Providers & Services 7.43%

Air Methods Corp. (I)	42,231	1,289,735

HMS Holdings Corp. (I)	24,325	1,044,272

IPC The Hospitalist Co. (I)	36,542	1,107,223

Health Care Technology 2.61%

Allscripts Healthcare Solution, Inc. (I)(L)	61,953	1,208,084

Pharmaceuticals 1.68%

King Pharmaceuticals, Inc. (I)	76,834	778,328

Industrials 12.68%		5,870,924

Air Freight & Logistics 1.59%

Atlas Air Worldwide Holdings, Inc. (I)	28,047	737,356

Airlines 1.55%

Allegiant Travel Co. (I)(L)	19,022	717,320

Commercial Services & Supplies 1.03%

Clean Harbors, Inc. (I)	8,410	474,745

Construction & Engineering 1.69%

Orion Marine Group, Inc. (I)	41,123	782,982

Electrical Equipment 1.86%

Woodward Governor Co.	36,606	860,607

Machinery 3.12%

Chart Industries, Inc. (I)	42,849	847,125

Dynamic Materials Corp.	31,118	599,955

Road & Rail 1.84%

Genesee & Wyoming, Inc. (Class A) (I)	29,329	850,834

Information Technology 19.55%		9,053,280

Communications Equipment 5.75%

Acme Packet, Inc. (I)	73,943	723,902

ADTRAN, Inc. (L)	40,481	932,682

Polycom, Inc. (I)	46,897	1,006,879

Computers & Peripherals 1.39%

3PAR, Inc. (I)(L)	68,199	641,753

Electronic Equipment, Instruments & Components 1.89%

IPG Photonics Corp. (I)	64,111	875,756

IT Services 2.40%

Cybersource Corp. (I)(L)	67,837	1,111,170

Semiconductors & Semiconductor Equipment 4.98%

Brooks Automation, Inc. (I)	32,453	223,277

Cavium Networks, Inc. (I)(L)	28,755	545,195

Standard Microsystems Corp. (I)	24,232	466,708

Techwell, Inc. (I)	103,418	1,073,479

See notes to financial statements

8	Small Cap Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

		Shares	Value
Software 3.14%

Ariba, Inc. (I)		56,454	$667,286

Radiant Systems, Inc. (I)		79,796	785,193

Materials 3.60%			1,668,645

Chemicals 3.60%

Nalco Holding Co.		40,865	864,295

Zep, Inc.		47,038	804,350

Telecommunication Services 2.66%			1,233,322

Communications Equipment 2.66%

Neutral Tandem, Inc. (I)		57,479	1,233,322

Investment Companies 5.40%			$2,498,963

(Cost $2,540,458)

Financials 5.40%			2,498,963

Diversified Financial Services 5.40%

iShares Russell 2000 Index Fund (L)		31,790	1,791,367

iShares S&P SmallCap 600 Index Fund		14,318	707,596

	Yield*	Shares	Value

Short-Term Investments 16.27%			$7,534,521

(Cost $7,531,755)

Cash Equivalents 16.27%			7,534,521
John Hancock Collateral Investment Trust (T)(W)	0.2561% (Y)	$752,669	7,534,521

Total investments (Cost $45,593,861)† 115.44%			$53,463,255

Other assets and liabilities, net (15.44%)			($7,150,176)

Total net assets 100.00%			$46,313,079

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Adviser.

(Y) The rate shown is the annualized seven-day yield as of October 31, 2009.

* Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $47,071,305. Net unrealized appreciation aggregated $6,391,950 of which $9,371,694 related to appreciated investment securities and $2,979,744 related to depreciated investment securities.

See notes to financial statements

Annual report | Small Cap Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $38,062,106) including
$7,104,785 of securities loaned (Note 2)	$45,928,734
Investments in affiliated issuers, at value (Cost $7,531,755) (Note 2)	7,534,521

Total investments, at value (Cost $45,593,861)	53,463,255
Cash	124,375
Receivable for investments sold	699,234
Receivable for fund shares sold	15,107
Dividends and interest receivable	5,525
Receivable for securities lending income	1,810
Receivable due from Adviser	10,330
Other receivables	37,785

Total assets	54,357,421

Liabilities

Payable for investments purchased	202,127
Payable for fund shares repurchased	195,616
Payable upon return of securities loaned (Note 2)	7,531,462
Payable to affiliates
Accounting and legal services fees	793
Transfer agent fees	16,638
Distribution and service fees	17,563
Trustees’ fees	643
Management fees	17,564
Other liabilities and accrued expenses	61,936

Total liabilities	8,044,342

Net assets

Capital paid-in	$76,162,507
Accumulated net investment loss	(3,630)
Accumulated net realized loss on investments	(37,715,192)
Net unrealized appreciation on investments	7,869,394

Net assets	$46,313,079

See notes to financial statements

10	Small Cap Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($32,442,434 ÷ 4,090,726 shares)	$7.93
Class B ($2,783,114 ÷ 364,037 shares) [1]	$7.65
Class C ($7,873,838 ÷ 1,029,954 shares) [1]	$7.64
Class I ($3,213,693 ÷ 394,656 shares)	$8.14

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.35

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Small Cap Fund	11

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$159,673
Securities lending	24,960
Income from affiliated issuers	1,865
Interest	491

Total investment income	186,989

Expenses

Investment management fees (Note 4)	420,071
Distribution and service fees (Note 4)	204,927
Accounting and legal services fees (Note 4)	6,350
Transfer agent fees (Note 4)	276,682
Trustees’ fees (Note 5)	5,680
State registration fees (Note 4)	14,723
Printing and postage fees	33,961
Professional fees	42,721
Custodian fees	9,315
Registration and filing fees	26,788
Proxy fees	13,823
Other	13,475

Total expenses	1,068,516
Less expense reductions (Note 4)	(242,883)

Net expenses	825,633

Net investment loss	(638,644)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(19,723,770)
Investments in affiliated issuers	292
(19,723,478)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	24,488,937
Investments in affiliated underlying issuers	2,766
24,491,703
Net realized and unrealized gain	4,768,225

Increase in net assets from operations	$4,129,581

See notes to financial statements

12	Small Cap Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-09	10-31-08

Increase (decrease) in net assets

From operations
Net investment loss	($638,644)	($815,287)
Net realized loss	(19,723,478)	(15,827,722)
Change in net unrealized appreciation (depreciation)	24,491,703	(52,723,058)

Increase (decrease) in net assets resulting from operations	4,129,581	(69,366,067)

Distributions to shareholders
From net realized gain
Class A	—	(14,316,661)
Class B	—	(994,058)
Class C	—	(3,980,157)
Class I	—	(2,019,611)

Total distributions	—	(21,310,487)

From Fund share transactions (Note 6)	(14,795,677)	(55,975,439)

Total decrease	(10,666,096)	(146,651,993)

Net assets

Beginning of year	56,979,175	203,631,168

End of year	$46,313,079	$56,979,175

Accumulated net investment loss	($3,630)	($3,536)

See notes to financial statements

Annual report | Small Cap Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$7.04	$14.32	$12.63	$11.56	$11.44
Net investment loss[2]	(0.09)	(0.06)	(0.10)[3]	(0.12)	(0.11)
Net realized and unrealized gain (loss)
on investments	0.98	(5.70)	1.79	1.24	1.61
Total from investment operations	0.89	(5.76)	1.69	1.12	1.50
Less distributions
From net realized gain	—	(1.52)	—	(0.05)	(1.38)
Net asset value, end of year	$7.93	$7.04	$14.32	$12.63	$11.56
Total return (%)[4]	12.64[5]	(44.33)[5]	13.38	9.71[5]	13.44[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$32	$38	$137	$162	$105
Ratios (as a percentage of average net assets):
Expenses before reductions	2.19[6]	1.72	1.60	1.60	1.65
Expenses net of fee waivers	1.65[6]	1.65	1.60	1.59	1.57
Expenses net of fee waivers and credits	1.65[6]	1.65	1.60	1.59	1.57
Net investment loss	(1.25)	(0.54)	(0.72)[3]	(0.98)	(0.99)
Portfolio turnover (%)	180	84	96	74	145

1 Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.06% of class’s average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

14	Small Cap Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$6.83	$14.04	$12.47	$11.49	$11.21
Net investment loss[2]	(0.13)	(0.13)	(0.19)[3]	(0.20)	(0.17)
Net realized and unrealized gain (loss)
on investments	0.95	(5.56)	1.76	1.23	0.45
Total from investment operations	0.82	(5.69)	1.57	1.03	0.28
Less distributions
From net realized gain	—	(1.52)	—	(0.05)	—
Net asset value, end of year	$7.65	$6.83	$14.04	$12.47	$11.49
Total return (%)[4]	12.01[5]	(44.76)[5]	12.59	8.99[5]	2.50[5,6]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$3	$9	$11	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	2.90[8]	2.43	2.30	2.30	2.35[7]
Expenses net of fee waivers	2.35[8]	2.35	2.30	2.29	2.27[7]
Expenses net of fee waivers and credits	2.35[8]	2.35	2.30	2.29	2.27[7]
Net investment loss	(1.95)	(1.25)	(1.42)[3]	(1.67)	(1.67)[7]
Portfolio turnover (%)	180	84	96	74	145

1 Period from 12-6-04 (inception date) to 10-31-05.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.06% of class’s average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$6.84	$14.04	$12.47	$11.49	$11.21
Net investment loss[2]	(0.13)	(0.13)	(0.19)[3]	(0.20)	(0.17)
Net realized and unrealized gain (loss)
on investments	0.93	(5.55)	1.76	1.23	0.45
Total from investment operations	0.80	(5.68)	1.57	1.03	0.28
Less distributions
From net realized gain	—	(1.52)	—	(0.05)	—
Net asset value, end of year	$7.64	$6.84	$14.04	$12.47	$11.49
Total return (%)[4]	11.70[5]	(44.68)[5]	12.59	8.99[5]	2.50[5,6]

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$10	$38	$44	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	2.90[8]	2.42	2.30	2.30	2.35[7]
Expenses net of fee waivers	2.35[8]	2.35	2.30	2.29	2.27[7]
Expenses net of fee waivers and credits	2.35[8]	2.35	2.30	2.29	2.27[7]
Net investment loss	(1.95)	(1.25)	(1.42)[3]	(1.68)	(1.67)[7]
Portfolio turnover (%)	180	84	96	74	145

1 Period from 12-6-04 (inception date) to 10-31-05.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.06% of class’s average net assets.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

Annual report | Small Cap Fund	15

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[1]

Per share operating performance

Net asset value, beginning of year	$7.19	$14.51	$12.73	$11.60	$11.21
Net investment income (loss)[2]	(0.05)	—[3]	(0.03)[4]	(0.06)	(0.05)
Net realized and unrealized gain (loss)
on investments	1.00	(5.80)	1.81	1.24	0.44
Total from investment operations	0.95	(5.80)	1.78	1.18	(0.39)
Less distributions
From net realized gain	—	(1.52)	—	(0.05)	—
Net asset value, end of year	$8.14	$7.19	$14.51	$12.73	$11.60
Total return (%)[5]	13.21[6]	(43.99)[6]	13.98	10.20	3.48[6,7]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$6	$19	$40	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[9]	1.13	1.08	1.08	1.18[8]
Expenses net of fee waivers	1.10[9]	1.10	1.08	1.08	1.10[8]
Expenses net of fee waivers and credits	1.10[9]	1.10	1.08	1.08	1.10[8]
Net investment income (loss)	(0.70)	0.02	(0.24)[4]	(0.47)	(0.53)[8]
Portfolio turnover (%)	180	84	96	74	145

1 Period from 12-6-04 (inception date) to 10-31-05.

2 Based on the average daily shares outstanding.

3 Less than $0.01 per share.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.06% of class’s average net assets.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

16	Small Cap Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Small Cap Fund (the Fund) is a diversified series of John Hancock Equity Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum capital appreciation consistent with reasonable risk to principal.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Annual report | Small Cap Fund	17

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavail able, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer Discretionary	$8,908,266	—	—	$8,908,266

Consumer Staples	1,047,266	—	—	1,047,266

Energy	1,232,190	—	—	1,232,190

Financials	6,668,420	—	—	6,668,420

Health Care	7,747,458	—	—	7,747,458

Industrials	5,870,924	—	—	5,870,924

Information Technology	9,053,280	—	—	9,053,280

Investment Companies	2,498,963	—	—	2,498,963

Materials	1,668,645	—	—	1,668,645
Telecommunication
Services	1,233,322	—	—	1,233,322

Short-Term Investments	7,534,521	—	—	7,534,521

Total Investments in	$53,463,255	—	—	$53,463,255
Securities

18	Small Cap Fund | Annual report

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending its securities either in the form of fees, and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual report | Small Cap Fund	19

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $36,237,748 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: October 31, 2016 — $17,013,097 and October 31, 2017 — $19,224,651.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for the period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended October 31, 2008, the tax character of distributions paid was as follows: long-term capital gain of $21,310,487. There were no distributions during the year ended October 31, 2009. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Investment advisory and other
agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the

20	Small Cap Fund | Annual report

Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s average daily net asset value in excess of $1,000,000,000. The Fund has a subadvisory agreement with Lee Munder Capital Group, LLC. In July 2009, Lee Munder Capital Group, LLC, succeeded to the operations of Independence Investments, LLC, as a subadviser to the Fund as a result of a transaction in which the operations of two investment adviser subsidiaries of Convergent Capital Management, LLC, were combined. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed through February 28, 2010 to reimburse certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 1.05% of the Fund’s average net assets. In addition, the Adviser has agreed to a contractual expense limit on total class operating expenses (including transfer agent fees and 12b-1 fees). These limits are as follows: 1.65% for Class A, 2.35% for class B, 2.35% for Class C and 1.10% for Class I shares, respectively.

Accordingly, the expense reductions or reimbursements related to this agreement for the year ended October 31, 2009 were $128,902, $11,566, $32,604 and $9,186 for Class A, Class B, Class C and Class I shares, respectively.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $35,029 with regard to sales of Class A shares. Of this amount, $5,025 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $27,374 was paid as sales commissions to unrelated broker-dealers and $2,630 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to

Annual report | Small Cap Fund	21

the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $11,603 for Class B shares and $461 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04% for Classes A, B, C and I shares, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 for each shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services agreed to contractually limit the transfer agent expenses to 0.30% for Classes A, B and C shares until February 28, 2009. Waivers and reimbursements under this plan were $35,468, $3,154 and $9,065 for Classes A, B and C shares, respectively, for the year ended October 31, 2009.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $33 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $12,905.

Class level expenses for the year ended October 31, 2009 were as follows:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$96,092	$205,767
Class B	28,456	21,914
Class C	80,379	46,290
Class I	—	2,711
Total	$204,927	$276,682

Note 5 Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

22	Small Cap Fund | Annual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2009 and October 31, 2008, along with the corresponding dollar value.

	Year ended 10-31-09		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	986,574	$6,746,960	1,340,008	$13,687,196
Distributions reinvested	—	—	1,170,998	13,478,190
Repurchased	(2,294,024)	(15,452,715)	(6,695,612)	(64,171,404)
Net decrease	(1,307,450)	($8,705,755)	(4,184,606)	($37,006,018)

Class B shares

Sold	28,550	$189,265	30,122	$298,966
Distributions reinvested	—	—	80,010	899,310
Repurchased	(159,435)	(1,044,749)	(282,997)	(2,828,002)
Net decrease	(130,885)	($855,484)	(172,865)	($1,629,726)

Class C shares

Sold	96,160	$587,240	121,762	$1,284,793
Distributions reinvested	—	—	303,555	3,411,960
Repurchased	(536,779)	(3,413,618)	(1,636,173)	(16,271,195)
Net decrease	(440,619)	($2,826,378)	(1,210,856)	($11,574,442)

Class I shares

Sold	35,218	$215,242	149,515	$1,590,018
Distributions reinvested	—	—	152,452	1,780,637
Repurchased	(409,632)	(2,623,302)	(868,639)	(9,135,908)
Net decrease	(374,414)	($2,408,060)	(566,672)	($5,765,253)

Net decrease	(2,253,368)	($14,795,677)	(6,134,699)	($55,975,439)

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended October 31, 2009, aggregated $87,225,662 and $92,140,626, respectively.

Note 8
Subsequent Event

On September 1, 2009, the Board of Trustees of the Fund approved the tax-free reorganization of the Fund into John Hancock Small Cap Equity Fund (the Acquiring Fund), subject to shareholder approval. Under the terms of the reorganization, the Fund would transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of equal value of the Acquiring Fund, at which point the Fund would terminate. The Special Meeting of Shareholders to consider the reorganization, held on December 2, 2009, was adjourned to January 13, 2010. If approved by the Fund’s shareholders, the reorganization is expected to occur as of the close of business on or about January 22, 2010.

Annual report | Small Cap Fund	23

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Equity Trust and Shareholders of
John Hancock Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

24	Small Cap Fund | Annual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement:

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Equity Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements.

At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Independence Investments LLC (the Subadviser) for the John Hancock Small Cap Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar

Annual report | Small Cap Fund	25

Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for 1-, 3- and 5-year periods under review was lower than the performance of the Category and Peer Group medians. The Board noted that the Fund’s performance for the 10-year period was higher than the performance of the Category and Peer Group medians. The Board also noted that the Fund’s performance was lower than its benchmark, the Russell 2000 Growth Index, for all the periods under review, as was the performance of the Category and Peer Group medians. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and discussed its outlook and recommendations with regard to the Fund’s performance.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Gross Expense Ratio was inline with the Peer Group median and higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship

26	Small Cap Fund | Annual report

with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Small Cap Fund	27

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Equity Trust and its series, John Hancock Small Cap Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Equity Trust, (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	3,815,767.8950	50.566%	95.459%
Withhold	181,513.6480	2.405%	4.541%
TOTAL	3,997,281.5430	52.971%	100.000%

John G. Vrysen
Affirmative	3,820,296.8950	50.626%	95.572%
Withhold	176,984.6480	2.345%	4.428%
TOTAL	3,997,281.5430	52.971%	100.000%

James F. Carlin
Affirmative	3,828,418.8950	50.733%	95.776%
Withhold	168,862.6480	2.238%	4.224%
TOTAL	3,997,281.5430	52.971%	100.000%

William H. Cunningham
Affirmative	3,825,144.1030	50.690%	95.694%
Withhold	172,137.4400	2.281%	4.306%
TOTAL	3,997,281.5430	52.971%	100.000%

Deborah Jackson
Affirmative	3,830,054.8950	50.755%	95.816%
Withhold	167,226.6480	2.216%	4.184%
TOTAL	3,997,281.5430	52.971%	100.000%

Charles L. Ladner
Affirmative	3,825,648.8950	50.697%	95.706%
Withhold	171,632.6480	2.274%	4.294%
TOTAL	3,997,281.5430	52.971%	100.000%

Stanley Martin
Affirmative	3,830,463.8950	50.760%	95.827%
Withhold	166,817.6480	2.211%	4.173%
TOTAL	3,997,281.5430	52.971%	100.000%

Patti McGill Peterson
Affirmative	3,830,885.8950	50.766%	95.837%
Withhold	166,395.6480	2.205%	4.163%
TOTAL	3,997,281.5430	52.971%	100.000%

28	Small Cap Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	3,831,785.8950	50.778%	95.860%
Withhold	165,495.6480	2.193%	4.140%
TOTAL	3,997,281.5430	52.971%	100.000%

Steven R. Pruchansky
Affirmative	3,823,605.8950	50.670%	95.655%
Withhold	173,675.6480	2.301%	4.345%
TOTAL	3,997,281.5430	52.971%	100.000%

Gregory A. Russo
Affirmative	3,831,540.8950	50.775%	95.854%
Withhold	165,740.6480	2.196%	4.146%
TOTAL	3,997,281.5430	52.971%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Equity Trust and its series, John Hancock Small Cap Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Equity Trust and John Hancock Advisers, LLC.

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,244,785.6414	29.747%	56.159%
Against	86,751.7768	1.150%	2.170%
Abstain	160,029.1248	2.121%	4.003%
Broker Non-Votes	1,505,715.0000	19.953%	37.668%
TOTAL	3,997,281.5430	52.971%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions: PROPOSALS 3A-3F DID NOT PASS ON MAY 5, 2009.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	2,234,582.2004	29.612%	55.902%
Against	105,249.2908	1.395%	2.633%
Abstain	151,734.0518	2.011%	3.796%
Broker Non-Votes	1,505,716.0000	19.953%	37.669%
TOTAL	3,997,281.5430	52.971%	100.000%

Annual report | Small Cap Fund	29

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3B. Revise: Diversification

Affirmative	2,227,998.2004	29.526%	55.739%
Against	104,700.2908	1.387%	2.619%
Abstain	158,869.0518	2.105%	3.974%
Broker Non-Votes	1,505,714.0000	19.953%	37.668%
TOTAL	3,997,281.5430	52.971%	100.000%

3C. Revise: Underwriting

Affirmative	2,236,602.2924	29.640%	55.953%
Against	97,684.2908	1.294%	2.444%
Abstain	157,280.9598	2.084%	3.935%
Broker Non-Votes	1,505,714.0000	19.953%	37.668%
TOTAL	3,997,281.5430	52.971%	100.000%

3D. Revise: Real Estate

Affirmative	2,211,426.3180	29.306%	55.324%
Against	123,253.1732	1.633%	3.083%
Abstain	156,887.0518	2.079%	3.925%
Broker Non-Votes	1,505,715.0000	19.953%	37.668%
TOTAL	3,997,281.5430	52.971%	100.000%

3E. Revise: Loans

Affirmative	2,232,961.2474	29.591%	55.863%
Against	100,590.2438	1.333%	2.516%
Abstain	158,016.0518	2.094%	3.953%
Broker Non-Votes	1,505,714.0000	19.953%	37.668%
TOTAL	3,997,281.5430	52.971%	100.000%

3F. Revise: Senior Securities

Affirmative	2,207,996.1950	29.260%	55.238%
Against	126,947.2962	1.682%	3.176%
Abstain	156,626.0518	2.076%	3.918%
Broker Non-Votes	1,505,712.0000	19.953%	37.668%
TOTAL	3,997,281.5430	52.971%	100.000%

30	Small Cap Fund | Annual report

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,346,637.5774	26.788%	53.273%
Against	82,453.9968	1.640%	3.262%
Abstain	127,350.9588	2.533%	5.038%
Broker Non-Votes	971,343.0000	19.322%	38.427%
TOTAL	2,527,785.5330	50.283%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	184,428.0700	39.920%	57.786%
Against	4,066.0000	.880%	1.274%
Abstain	7,225.0000	1.564%	2.264%
Broker Non-Votes	123,439.0000	26.718%	38.676%
TOTAL	319,158.0700	69.082%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	360,605.2590	27.434%	51.532%
Against	33,807.9740	2.572%	4.831%
Abstain	20,064.7070	1.526%	2.867%
Broker Non-Votes	285,298.0000	21.705%	40.770%
TOTAL	699,775.9400	53.237%	100.000%

Proposal 6: To revise merger approval requirements for the Trust.

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,219,212.0203	29.409%	55.518%
Against	121,425.3117	1.609%	3.038%
Abstain	150,931.2110	2.000%	3.776%
Broker Non-Votes	1,505,713.0000	19.953%	37.668%
TOTAL	3,997,281.5430	52.971%	100.000%

Annual report | Small Cap Fund	31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2004	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2004	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2004	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	2004	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

32	Small Cap Fund | Annual report

Independent Trustees (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2004	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2004	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

Annual report | Small Cap Fund	33

Non-Independent Trustees[3] (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

34	Small Cap Fund | Annual report

Principal officers who are not Trustees (continued)
Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

Annual report | Small Cap Fund	35

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	Lee Munder Capital Group, LLC
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky††	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott‡
Chief Operating Officer	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

* Member of the Audit Committee
†† Member of the Audit Committee effective 9-1-09
† Non-Independent Trustee
‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	Small Cap Fund | Annual report

1-800-225-5291
1-800-554-6713
TDD 1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Fund.	8200A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $24,212 for the fiscal year ended October 31, 2009 for John Hancock Small Cap Fund and $26,183 for the fiscal year ended October 31, 2008 for John Hancock Small Cap Fund; (John Hancock Growth Trends Fund merged into John Hancock Rainier Growth Fund on October 3, 2008 and John Hancock Technology Leaders Fund liquidated April 18, 2008). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related services fees for the fiscal year ended October 31, 2009 amounted to $1,184 for the John Hancock Small Cap Fund and there were no audit-related fees during the fiscal year ended October 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,879 for the fiscal year ended October 31, 2009 for John Hancock Small Cap Fund and $2,000 for the fiscal year ended October 31, 2008 for John Hancock Small Cap Fund. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2009 amounted to $2,555 for the John Hancock Small Cap Fund and there were no other fees during the fiscal year ended October 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,200,532 for the fiscal year ended October 31, 2009 and $4,589,772 for the fiscal year ended October 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders October recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2009